     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 1998


                                                               FILE NO. 33-40215
                                                                        811-6302
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]


                         POST-EFFECTIVE AMENDMENT NO. 8                      [x]


                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]


                                AMENDMENT NO. 9                              [x]


                              -------------------

                       COHEN & STEERS REALTY SHARES, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   757 THIRD AVENUE, NEW YORK, NEW YORK 10017
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

                                  MARTIN COHEN
                       COHEN & STEERS REALTY SHARES, INC.
                   757 THIRD AVENUE, NEW YORK, NEW YORK 10017
               (NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS)

                              -------------------

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

      [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)


      [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)


      [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)


      [x] ON MAY 1, 1998 PURSUANT TO PARAGRAPH (b)


      [ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(1)

      [ ] ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

      [ ] THIS  POST-EFFECTIVE  AMENDMENT  DESIGNATES  A  NEW  EFFECTIVE  DATE
          FOR  A  PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.



                              -------------------

                      TITLE OF SECURITIES BEING REGISTERED
               COHEN & STEERS REALTY SHARES, INC. -- COMMON STOCK

================================================================================

                             CROSS REFERENCE SHEET
                            (AS REQUIRED BY 404(c))

  N-1A ITEM
--------------                                                                        LOCATION IN PROSPECTUS
                                                                               ------------------------------------
                                                                                            (CAPTION)

Item 1.         Cover Page...................................................  Cover Page
Item 2.         Synopsis.....................................................  Fee Table
Item 3.         Condensed Financial Information..............................  Financial Highlights
Item 4.         General Description of Registrant............................  Investment Objective and Policies;
                                                                                 Investment Restrictions
Item 5.         Management of the Registrant.................................  Management of the Fund
Item 5A.        Management's Discussion of Fund Performance..................                   *
Item 6.         Capital Stock and Other Securities...........................  Taxation: Organization and
                                                                                 Description of Capital Stock
Item 7.         Purchase of Securities Being Offered.........................  Determination of Net Asset Value;
                                                                                 Purchase of Shares
Item 8.         Redemption or Repurchase.....................................  Redemption of Shares
Item 9.         Pending Legal Proceedings....................................  Not Applicable


                                                                                     LOCATION IN STATEMENT OF
    PART B                                                                       ADDITIONAL INFORMATION (CAPTION)
--------------                                                                 ------------------------------------
Item 10.        Cover Page...................................................  Cover Page
Item 11.        Table of Contents............................................  Table of Contents
Item 12.        General Information and History..............................  Organization and Description of
                                                                                 Capital Stock
Item 13.        Investment Objectives and Policies...........................  Investment Objective and Policies;
                                                                                 Investment Restrictions
Item 14.        Management of the Fund.......................................  Management of the Fund
Item 15.        Control Persons and Principal Holders of Securities..........  Organization and Description of
                                                                                 Capital Stock
Item 16.        Investment Advisory and Other Services.......................  Management of the Fund -- Adviser
                                                                                 and Investment Advisory Services
Item 17.        Brokerage Allocation and Other Practices.....................  Portfolio Transactions and Brokerage
Item 18.        Capital Stock and Other Securities...........................  Organization and Description of
                                                                                 Capital Stock
Item 19.        Purchase, Redemption and Pricing of Securities Being           Determination of Net Asset Value;
                  Offered....................................................    Redemption of Shares
Item 20.        Tax Status...................................................  Taxation
Item 21.        Underwriters.................................................  Distributor
Item 22.        Calculation of Performance Data..............................  Performance Information
Item 23.        Financial Statements.........................................  Financial Statements

------------

* Contained in the annual report of Registrant

                                     [Logo]

--------------------------------------------------------------------------------

  Cohen & Steers Realty Shares, Inc. is a non-diversified, open-end management investment company that seeks total return through investment in real estate securities. The Fund pursues its investment objective of total return by seeking, with approximately equal emphasis, capital appreciation and current income. Cohen & Steers Capital Management, Inc. serves as investment adviser to the Fund (the 'Adviser').



  This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. A Statement of Additional Information dated May 1, 1998, containing additional and more detailed information about the
 Fund, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Fund at the address and telephone number printed on the back cover of this prospectus.


                   ------------------------------------------
--------------------------------------------------------------------------------
     INVESTORS ARE ADVISED TO READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE
                                   REFERENCE.
--------------------------------------------------------------------------------
                   ------------------------------------------

THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
 BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY
  THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS,
                   INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
      PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
         REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                  MAY 1, 1998
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEE TABLE

Shareholder Transaction Expenses

None.

Annual Fund Operating Expenses (as a percentage of average net assets)


Management fees.......................................................  0.83%
Service fees*.........................................................     0%
Other expenses........................................................  0.22%
                                                                        ----
Total fund operating expenses.........................................  1.05%


------------


* The Fund does not currently pay or accrue any service fees. Upon notice to shareholders, service fees may be accrued at a rate of up to 0.05% of the Fund's average net assets.


Example

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):


 1 year...............................................................  $ 11
 3 years..............................................................  $ 33
 5 years..............................................................  $ 58
10 years..............................................................  $128


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear.


The Adviser has directed certain portfolio transactions to brokers who paid a portion of the Fund's expenses. For the year ended December 31, 1997, the Fund's expenses were reduced by $344,488 under these arrangements. Although the Fund did not directly pay these expenses, this amount has been added to the Fund's 'Other Expenses' in accordance with disclosure regulations. Had these costs not been reflected in this table, the Fund's total operating expenses would have been 1.06%. Management of the Fund believes these arrangements benefit the Fund and the Fund's shareholders and intends to continue such arrangements in the current year.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The following information has been audited by Coopers & Lybrand L.L.P., independent accountants, whose report dated February 3, 1998 is incorporated by reference in the Statement of Additional Information. Further information concerning investment performance is contained in the Fund's annual report to shareholders, which is available without charge.


                                                                 YEAR ENDED DECEMBER 31,
                                      ---------------------------------------------------------------------------

                                                                                                     PERIOD ENDED
                                                                                                     DECEMBER 31,
PER SHARE OPERATING PERFORMANCE          1997        1996       1995      1994      1993      1992       1991*
------------------------------------  ----------  ----------  --------  --------  --------  -------    -------
Net asset value, beginning of
  year..............................  $    45.09  $    34.62  $  32.90  $  31.92  $  29.58  $ 26.55  $ 25.00
                                      ----------  ----------  --------  --------  --------  -------  -------
Income from investment operations
    Net investment income...........        1.87        1.86      1.86      1.66      1.29     1.51     0.88
    Net realized and unrealized
      gains on investments..........        7.40       11.04      1.69      0.98      4.24     3.55     1.07
                                      ----------  ----------  --------  --------  --------  -------  -------
        Total from investment
          operations................        9.27       12.90      3.55      2.64      5.53     5.06     1.95
                                      ----------  ----------  --------  --------  --------  -------  -------
Less distributions from:
    Net investment income...........       (1.88)      (1.76)    (1.33)    (1.09)    (1.27)   (1.80)   (0.40)
    Realized gain on investments....       (2.30)      (0.55)     0.00      0.00     (1.64)   (0.18)     --
    In excess of net realized
      gains.........................        0.00        0.00      0.00      0.00     (0.04)    0.00      --
    Tax return of capital...........        0.00       (0.12)    (0.50)    (0.57)    (0.24)   (0.05)     --
                                      ----------  ----------  --------  --------  --------  -------  -------
        Total distributions.........       (4.18)      (2.43)    (1.83)    (1.66)    (3.19)   (2.03)   (0.40)
                                      ----------  ----------  --------  --------  --------  -------  -------
Net asset value, end of year........  $    50.18  $    45.09  $  34.62  $  32.90  $  31.92  $ 29.58  $ 26.55
                                      ----------  ----------  --------  --------  --------  -------  -------
                                      ----------  ----------  --------  --------  --------  -------  -------
Total investment return.............       21.16%      38.48%    11.13%     8.31%    18.76%   20.09%    7.91%
                                      ----------  ----------  --------  --------  --------  -------  -------
                                      ----------  ----------  --------  --------  --------  -------  -------
Ratios/Supplemental Data:
    Net assets, end of year (in
      millions).....................  $3,432.995  $2,036.379  $793.084  $458.098  $163.478  $49.481  $24.434
                                      ----------  ----------  --------  --------  --------  -------  -------
                                      ----------  ----------  --------  --------  --------  -------  -------
    Ratio of expenses to average
      daily net assets (before
      expense reduction)............        1.06%       1.10%     1.16%     1.26%     1.35%    1.77%    1.94%
                                      ----------  ----------  --------  --------  --------  -------  -------
                                      ----------  ----------  --------  --------  --------  -------  -------
    Ratio of expenses to average
      daily net assets (net of
      expense reduction)............        1.05%       1.08%     1.12%     1.14%     1.18%    1.25%    1.25%
                                      ----------  ----------  --------  --------  --------  -------  -------
                                      ----------  ----------  --------  --------  --------  -------  -------
    Ratio of net investment income
      to average daily net assets
      (net of expense reduction)....        4.04%       5.28%     6.05%     5.71%     4.57%    5.92%    7.48%
                                      ----------  ----------  --------  --------  --------  -------  -------
                                      ----------  ----------  --------  --------  --------  -------  -------
    Ratio of net investment income
      to average daily net asset
      (before expense reduction)....        4.02%       5.27%     6.01%     5.59%     4.40%    5.40%    6.78%
                                      ----------  ----------  --------  --------  --------  -------  -------
                                      ----------  ----------  --------  --------  --------  -------  -------
    Portfolio turnover rate.........       40.44%      33.23%    22.68%    39.00%    65.28%   14.81%   57.40%
                                      ----------  ----------  --------  --------  --------  -------  -------
                                      ----------  ----------  --------  --------  --------  -------  -------
    Averge Commission Rate(a).......  $   0.0626  $   0.0678       N/A       N/A       N/A      N/A      N/A
                                      ----------  ----------  --------  --------  --------  -------  -------
                                      ----------  ----------  --------  --------  --------  -------  -------



------------


*   For the period  July 2, 1991 (commencement of operations) to December 31,
    1991.

**  Annualized.


 (a) For fiscal year beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions were charged.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of Cohen & Steers Realty Shares, Inc. (the 'Fund') is total return through investment in real estate securities. The Fund pursues its investment objective of total return by seeking, with approximately equal emphasis, capital appreciation (both realized and unrealized) and current income. There can be no assurance that the Fund's investment objective will be achieved. The Fund's investment objective cannot be changed without approval of a majority of its outstanding voting securities. All of the Fund's policies, other than its investment objective and the investment limitations described below under 'Investment Restrictions,' may be changed by the Fund's Board of Directors without shareholder approval.

Under normal circumstances, the Fund will invest substantially all of its assets in the equity securities of real estate companies. Such equity securities will consist of (i) common stocks (including shares in real estate investment trusts), (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks where the conversion feature represents, in the investment adviser's view, a significant element of the securities' value, and
(iv) preferred stocks. For purposes of the Fund's investment policies, a 'real estate company' is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets in such real estate. The Fund may invest up to 10% of its total assets in securities of foreign real estate companies. See 'Risks of Investment in Foreign Securities,' below. When, in the judgment of the Fund's investment adviser, market or general economic conditions justify a temporary defensive position, the Fund will deviate from its investment objective and invest all or any portion of its assets in high-grade debt securities, including corporate debt securities, U.S. government securities, and short-term money market instruments, without regard to whether the issuer is a real estate company. The Fund may also at any time invest funds awaiting investment or held as reserves to satisfy redemption requests or to pay dividends and other distributions to shareholders in short-term money market instruments.

The Fund will not invest more than 15% of its net assets in illiquid securities. For this purpose illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation. Cohen & Steers Capital Management, Inc., the Fund's investment adviser (the 'Adviser' or 'Cohen & Steers'), will monitor the liquidity of such restricted securities under the supervision of the Board of Directors. See the Fund's Statement of Additional Information for further discussion of illiquid securities.

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS

The Fund may invest without limit in shares of real estate investment trusts ('REITs'). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

--------------------------------------------------------------------------------
RISKS OF INVESTMENT IN REAL ESTATE SECURITIES

The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the 'Code'), or to maintain their exemptions from registration under the Investment Company Act of 1940 (the '1940 Act'). The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

--------------------------------------------------------------------------------
RISKS OF INVESTMENT IN FOREIGN SECURITIES

The Fund may invest up to 10% of its total assets in securities of foreign real estate companies. Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods.

--------------------------------------------------------------------------------
INVESTMENT TECHNIQUES

The Fund is authorized to use the following investment techniques, subject to the accompanying restrictions. Although these techniques or strategies are used regularly by some investment companies, the investment adviser expects that the Fund's use of these techniques will not be routine and will be limited to special situations.

--------------------------------------------------------------------------------
OPTIONS ON SECURITIES AND STOCK INDICES

The Fund may write (i.e., sell) covered put and call options and purchase put and call options on securities or stock indices that are listed on a national securities or commodities exchange. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a stock index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is 'covered.' This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the Fund maintains collateral consisting of cash or liquid portfolio securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

--------------------------------------------------------------------------------
FUTURES CONTRACTS

The Fund may buy and sell financial futures contracts, stock and bond index futures contracts, foreign currency futures contracts and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

The Fund may use financial futures contracts and related options for 'bona fide hedging' purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission. The Fund will also be authorized to enter into such contracts and options for nonhedging purposes, for example, to enhance total return or provide market exposure pending the investment of cash balances, but only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures options positions, less the amount by which any such positions are 'in-the-money,' would not exceed 5% of the Fund's total assets. The Fund may lose the expected benefit of the transactions if interest rates, currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in interest rates, currency exchange rates or securities prices may also result in poorer overall performance of the Fund than if the Fund had not entered into any futures transactions.

--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward foreign currency exchange contracts ('forward contracts') to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

The Fund will enter into forward contracts under the following circumstances:
First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to 'lock in' the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy the amount of foreign currency needed to settle the transaction. Second, when it is believed that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The second investment practice is generally referred to as 'cross-hedging.' The Fund's forward transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are denominated.

The Fund will not enter into forward foreign currency contracts if, as a result, the Fund will have more than 15% of the value of its net assets committed to the consummation of such contracts. To the extent such contracts would be deemed to be illiquid, they will be included in the maximum limitation of 15% of net assets invested in restricted or illiquid securities.

--------------------------------------------------------------------------------
RISKS OF OPTIONS, FUTURES AND FOREIGN CURRENCY CONTRACTS

Options, futures, and foreign currency contracts are forms of derivatives. The use of options and futures as hedging techniques may not succeed where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options and futures depend on the portfolio manager's ability to predict correctly the direction of stock prices, interest rates, and other economic factors. Where a liquid secondary market for options or futures does not exist, the Fund may not be able to close its position and, in such an event would be unable to control its losses. The loss from investing in futures contracts is potentially unlimited. The use of forward foreign currency contracts may limit gains from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may cause poorer overall performance for the Fund than if it had not engaged in such contracts.



--------------------------------------------------------------------------------
NON-DIVERSIFIED STATUS; PORTFOLIO TURNOVER

The Fund is classified as a 'non-diversified' investment company under the 1940 Act, which means the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Fund intends to conduct its operations so as to qualify as a regulated investment company for purposes of the Code, which generally will relieve the Fund of any liability for Federal income tax to the extent its earnings are distributed to shareholders. See 'Taxation.' To so qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, and
(ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. The Fund's investments in securities issued by the U.S. Government, its agencies and instrumentalities are not subject to these limitations. Because the Fund, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in the Fund may present greater risk to an investor than an investment in a diversified company.

The Fund anticipates that its annual portfolio turnover rate will not exceed 150%, but the turnover rate will not be a limiting factor when the Adviser deems portfolio changes appropriate. The turnover rate may vary greatly from year to year. An annual turnover rate of 150% occurs, for example, when all of the securities held by the Fund are replaced one and one-half times in a period of one year. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See 'Taxation.'

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions, which may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities as defined below. The percentage limitations set forth below, as well as those described elsewhere in this Prospectus, apply only at the time an investment is made or other relevant action is taken by the Fund.

In addition to other fundamental investment restrictions listed in the Statement of Additional Information, the Fund will not:

1. Make loans except through the purchase of debt obligations in accordance with its investment objective and policies;

2. Borrow money, or pledge its assets, except that the Fund may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund's total assets will be repaid before any subsequent investments are made;

3. Invest in illiquid securities, as defined in 'Investment Objective and Policies,' if immediately after such investment more than 15% of the Fund's net assets (taken at market value) would be invested in such securities; or

4. Purchase or sell real estate, except that the Fund may purchase securities issued by companies in the real estate industry and will, as a matter of fundamental policy, concentrate its investments in such securities.

The foregoing restrictions are fundamental policies that may not be changed without the approval of a majority of the Fund's outstanding voting securities. As used in this Prospectus, a majority of the Fund's outstanding voting secur ities means the lesser of (a) more than 50% of its outstanding voting securities or (b) 67% or more of the voting securities present at a meeting at which more than 50% of the outstanding voting securities are present or represented by proxy. Fund policies and restrictions which are not fundamental may be modified by the Board of Directors without shareholder approval if, in the reasonable exercise of its business judgment, modification is determined to be necessary or appropriate to carry out the Fund's objective. However, the Fund will not change its investment policies or restrictions without written notice to shareholders.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
BOARD OF DIRECTORS

The overall management of the business and affairs of the Fund is vested with the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its Adviser, administrator, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers, the Adviser and the administrator, subject always to the investment objective and policies of the Fund and to general supervision by the Board of Directors. The Directors and officers of the Fund and their principal occupations are set forth below.


Robert H. Steers, Director, Chairman and Secretary, is the Chairman and one of the principals of the Adviser.



Martin Cohen, Director, President and Treasurer, is the President and one of the principals of the Adviser.


Gregory C. Clark, Director, is the principal of Wellspring Management Group.

George Grossman, Director, is an attorney at law in private practice.

Jeffrey H. Lynford, Director, is Chairman of Wellsford Group, Inc. and of Wellsford Residential Property Trust.

Willard H. Smith Jr., Director, is a board member of several REIT companies.

Elizabeth O. Reagan, Vice President, is a Senior Vice President of the Adviser.


Adam Derechin, Vice President and Assistant Treasurer, is a Vice President of the Adviser.


--------------------------------------------------------------------------------
THE ADVISER


Cohen & Steers Capital Management, Inc., with offices located at 757 Third Avenue, New York, New York 10017, has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Directors of the Fund. Cohen & Steers, a registered investment adviser, was formed in 1986 and is the leading U.S. manager of portfolios dedicated to investments in real estate investment trusts ('REITs'). Its current clients include pension plans, endowment funds and mutual funds, including Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., both of which are closed-end investment companies, and Cohen & Steers Equity Income Fund, Inc. and Cohen & Steers Special Equity Fund, Inc., both of which are open-end investment companies. All of Cohen & Steers' client accounts are invested principally in real estate securities. Its principal officers include Robert H. Steers, Chairman and Martin Cohen, President. Mr. Cohen and Mr. Steers are responsible for the day-to-day management of the Fund's portfolio. Mr. Cohen and Mr. Steers may be deemed 'controlling persons' of the Adviser on the basis of their ownership of the Adviser's stock.


--------------------------------------------------------------------------------
INVESTMENT ADVISORY AGREEMENT


Pursuant to an investment advisory agreement (the 'Advisory Agreement') the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Adviser also selects brokers and dealers to execute purchase and sale orders for the portfolio transactions of the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Fund. The Adviser provides persons satisfactory to the Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers, or employees of the Adviser. Under the Advisory Agreement, the Fund pays the Adviser a monthly management fee in an amount equal to 1/12th of 0.85% of the average daily net assets of the Fund up to $2.5 billion, plus 1/12th of 0.75% of such assets in excess of $2.5 billion. This fee is higher than that incurred by most other investment companies.



In addition to the payments to the Adviser under the Advisory Agreement described above, the Fund pays certain other costs of its operations including
(a) custody, transfer and dividend disbursing expenses, (b) fees of Directors who are not affiliated with the Adviser, (c) legal and auditing expenses, (d) clerical, accounting and other office costs, (e) costs of printing the Fund's prospectuses and shareholder reports, (f) costs of maintaining the Fund's existence, (g) interest charges, taxes, brokerage fees and commissions, (h) costs of stationery and supplies, (i) expenses and fees related to registration and filing with the Securities and Exchange Commission and with state regulatory authorities, and (j) upon the approval of the Board of Directors, costs of personnel of the Adviser or its affiliates rendering clerical, accounting and other office services. For the fiscal year ended December 31, 1997, the Fund's expenses, including the management fee, equaled 1.05% of the Fund's average net assets (net of directed brokerage arrangements, equivalent to 0.01% of average net assets).



--------------------------------------------------------------------------------
YEAR 2000



Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser, the Distributor or other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the 'Year 2000 Problem.' The Adviser and the Distributor are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and the Adviser is taking steps to obtain reasonable assurances that comparable steps are being taken by the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.



The Year 2000 Problem is expected to impact corporations, which may include issuers of portfolio securities held by the Fund, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Fund is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Fund.


--------------------------------------------------------------------------------
ADMINISTRATOR AND SUB-ADMINISTRATOR

The Adviser has also entered into an administration agreement with the Fund (the 'Administration Agreement') under which the Adviser performs certain administrative functions for the Fund, including (i) providing office space, telephone, office equipment and supplies for the Fund; (ii) paying compensation of the Fund's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of the periodic updating of the Fund's registration statement, including prospectus and statement of additional information, for the purpose of filings with the Securities and Exchange Commission and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of quarterly reports to the Fund's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of the Fund's investment portfolio and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the Custodian, Transfer Agent and printers; (viii) providing trading desk facilities for the Fund; (ix) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than the Fund's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Adviser receives a monthly fee from the Fund at the annual rate of 0.02% of the Fund's average daily net assets.



In accordance with the terms of the Administration Agreement and with the approval of the Fund's Board of Directors, the Adviser has caused the Fund to retain The Chase Manhattan Bank ('Chase') as sub-administrator under a fund accounting and administration agreement (the 'Sub-Administration Agreement'). Under the Sub-Administration Agreement, Chase has assumed responsibility for performing certain of the foregoing administrative functions, including determining the Fund's net asset value and preparing such figures for publication, maintaining certain of the Fund's books and records that are not maintained by the Adviser, custodian or transfer agent, preparing financial information for the Fund's income tax returns, proxy statements, quarterly and annual shareholders reports, and Commission filings, and responding to shareholder inquiries. Under the Administration Agreement, the Adviser remains responsible for monitoring and overseeing the performance by Chase and Chase Global Funds Services Company of their obligations to the Fund under their respective agreements with the Fund, subject to the overall authority of the Fund's Board of Directors.



Under the terms of the Administration Agreement, the Fund pays Chase a monthly administration fee at the annual rate of 0.08% on the first $500 million of the Fund's average daily net assets and at lower rates on the Fund's average daily net asssets in excess of that amount. Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208, a wholly-owned subsidiary of Chase, has been retained by Chase to provide to the Fund the administrative services described above. Chase also serves as the Fund's custodian and transfer agent. See 'Custodian and Transfer and Dividend Disbursing Agent,' below. Chase Global Funds Services Company has been similarly retained by Chase to provide transfer agency services to the Fund and is hereafter sometimes referred to as the 'Transfer Agent.'



--------------------------------------------------------------------------------
SHAREHOLDER SERVICES PLAN


The Fund has adopted a shareholder services plan which provides that the Fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Fund may enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services not otherwise provided by the Fund's transfer agent. For these services, the Fund may pay the shareholder servicing agent a fee of up to 0.05% of the average daily net assets of the Fund owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Fund, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Fund or a shareholder may request.

--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE

Net asset value per share will be determined on each day the New York Stock Exchange is open for trading and on each other day on which there is a sufficient degree of trading in the Fund's investments to affect the net asset value, as of the close of trading on the New York Stock Exchange by adding the market value of all securities in the Fund's portfolio and other assets, subtracting liabilities, incurred or accrued, and dividing by the total number of the Fund's shares then outstanding.

For purposes of determining the Fund's net asset value per share, readily marketable portfolio securities listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ('NASDAQ') National List are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

--------------------------------------------------------------------------------
PURCHASE OF SHARES


Shares of the Fund may be purchased through Cohen & Steers Securities, Inc., the Fund's distributor and an affiliate of the Adviser, acting as agent for the Fund. The minimum initial investment is $10,000. The Fund reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors. The Fund reserves the right to reject any purchase order. Shareholder accounts may be maintained through brokerage firms or other financial institutions. Such institutions, which may impose their own minimum investment amounts, may make arrangements for their customers to purchase and redeem Fund shares by telephone, in which event a transaction fee may be charged by the institution (not by the Fund). The minimum for initial investments through such institutions may be as low as $2,000 per investor. Subsequent investments must be at least $500 except that if, as a result of redemption, the value of the investor's account is less than $10,000, the minimum subsequent investment is the amount necessary to increase the value of the investor's account to $10,000. Financial institutions, however, may impose different minimums for subsequent investments.


Orders for shares of the Fund will become effective at the net asset value per share next determined after receipt by Chase Global Funds Services Company, the Transfer Agent, of a check drawn on any bank or domestic savings institution or after receipt by Chase Manhattan Bank, the Fund's custodian, of a bank wire or Federal Reserve Wire. Checks must be payable in United States dollars and will be accepted subject to collection at full face value. All funds will be invested in full and fractional shares.


By investing in the Fund, a shareholder appoints the Transfer Agent, as agent, to establish an open account to which all shares purchased will be credited, together with any dividends and capital gain distributions that are paid in additional shares. See 'Dividends and Distributions.' Although most shareholders elect not to receive stock certificates, certificates for full shares can be obtained on specific written request to the Transfer Agent. No certificates are issued for fractional shares. IT IS MORE COMPLICATED TO REDEEM SHARES HELD IN CERTIFICATE FORM. See 'Redemption of Shares -- Redemption by Mail' below.


--------------------------------------------------------------------------------
INITIAL PURCHASE BY WIRE

1. Telephone toll free from any continental state: (800) 437-9912 ((617) 557-8000 for Massachusetts residents). Give the name of the Fund, name(s) in which shares are to be registered, address, social security or tax identification number (where applicable), dividend payment election, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. A wire reference control number will be assigned.

2. Instruct the wiring bank to transmit the specified amount in federal funds ($10,000 or more) to the Custodian:


  The Chase Manhattan Bank
  One Chase Manhattan Plaza
  New York, NY 10081-1000
  ABA # 021000021
  Account: DDA #910-2-733012
  Attn: Cohen & Steers Realty Shares
  For further credit to: (Account name)
  Account Number:
  Wire Reference Control #:


3. Complete the Subscription Agreement included at the end of this Prospectus. Mail the Subscription Agreement to the Transfer Agent:


  Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208


--------------------------------------------------------------------------------
ADDITIONAL PURCHASES BY WIRE

1. Telephone toll free from any continental state: (800) 437-9912 ((617) 557-8000 for Massachusetts residents). Give the name of the Fund, the account number, the amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. A wire reference control number will be assigned.

2. Instruct the wiring bank to transmit the specified amount in federal funds ($500 or, if greater, the amount necessary to increase the value of the investor's account to $10,000) to the Custodian:


 The Chase Manhattan Bank
  One Chase Manhattan Plaza
  New York, NY 10081-1000
  ABA # 021000021
  Account: DDA #910-2-733012
  Attn: Cohen & Steers Realty Shares
  For further credit to: (Account Name)
  Account Number:
  Wire Reference Control #:

--------------------------------------------------------------------------------
INITIAL PURCHASE BY MAIL

1. Complete the Subscription Agreement included at the end of this Prospectus.


2. Mail the Subscription Agreement and a check for $10,000 or more, payable to 'Cohen & Steers Realty Shares, Inc.', to the Transfer Agent at the address set forth above.


--------------------------------------------------------------------------------
ADDITIONAL PURCHASES BY MAIL


1. Make a check ($500 or, if greater, the amount necessary to increase the value of the investor's account to $10,000) payable to 'Cohen & Steers Realty Shares, Inc.'. Write the shareholder's Fund account number on the check.


2. Mail the check and the detachable stub from the Statement of Account (or a letter providing the account number) to the Transfer Agent at the address set forth above.

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE


You may exchange some or all of your Fund shares for shares of the other mutual funds managed by Cohen & Steers as well as for shares of Cohen & Steers Vista Cash Management Fund, subject to any applicable initial sales charges. If you acquire shares of other Cohen & Steers funds by purchase (rather than by exchange of Fund shares), you may exchange those shares for Fund shares, subject to any applicable contingent deferred sales charges.



An exchange of shares pursuant to the exchange privilege may result in a shareholder realizing a taxable gain or loss for income tax purposes. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. A shareholder wishing to utilize the exchange privilege should read the prospectus of the fund whose shares are being acquired. Certain dealers may limit or prohibit the right of shareholders to utilize the exchange privilege.


The Fund reserves the right to limit or terminate the exchange privilege as to any shareholder who makes exchanges more than four times a year. THE FUND CAN MODIFY OR REVOKE THE EXCHANGE PRIVILEGE FOR ALL SHAREHOLDERS UPON 60 DAYS PRIOR WRITTEN NOTICE. There is no charge for the exchange privilege. For additional information concerning exchanges, or to effect exchanges, contact the Fund at
(800) 437-9912.

--------------------------------------------------------------------------------
REDEMPTION OF SHARES

Upon receipt by the Transfer Agent of a redemption request in proper form, shares of the Fund will be redeemed at their next determined net asset value. See 'Determination of Net Asset Value.'

--------------------------------------------------------------------------------
REDEMPTION BY TELEPHONE

You may submit redemption requests by telephone by calling Chase Global Funds Services Company at (800) 437-9912 ((617) 557-8000 for Massachusetts residents) and requesting that the proceeds be directed as indicated in the Subscription Agreement. Requests for redemption made by telephone will be accepted if a proper redemption request is received prior to 4:00 p.m., Eastern time. Shares will be redeemed at the net asset value determined as of the closing of trading on the New York Stock Exchange on that day. If a proper request is received after 4:00 p.m. Eastern time, the shares will be redeemed as of the close of trading on the New York Stock Exchange on the next business day. You may not make a redemption request by telephone if the proceeds are to be wired or mailed to a bank account number or address other than the one specified on the Subscription Agreement. Such requests must be in writing accompanied by a signature guarantee. If you would like to change your wiring instructions or the address to which your check should be mailed, your written notification must be signed by all of the account's registered shareholders, accompanied by a signature guarantee and sent to Chase Global Funds Services Company, at the address listed above. The guarantor of a signature must be a trust company or national bank, a member bank of the Federal Reserve System, a member firm of a national securities exchange or any other guarantor approved by Chase Global Funds Services Company. Telephone redemption privileges may be modified or suspended without notice during periods of drastic economic or market changes. TELEPHONE REDEMPTION PRIVILEGES MAY BE MODIFIED OR TERMINATED AT ANY TIME BY THE FUND UPON 30 DAYS' NOTICE TO SHAREHOLDERS.

--------------------------------------------------------------------------------
REDEMPTION BY MAIL

Shares may be redeemed by submitting a written request for redemption to the Transfer Agent:


 Chase Global Funds Services Company
  P.O. Box 2798
  Boston, Massachusetts 02208



A written redemption request must (i) state the number of shares or dollar amount to be redeemed, (ii) identify the shareholder account number and tax identification number, and (iii) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to Chase Global Funds Services Company together with a redemption request. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, the signature(s) on the letter of instruction must be guaranteed regardless of the amount of the redemption. The guarantor of a signature must be a trust company or national bank, a member bank of the Federal Reserve System, a member firm of a national securities exchange or any other guarantor approved by Chase Global Funds Services Company. For redemptions made by corporations, executors, administrators or guardians, Chase Global Funds Services Company may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the Transfer Agent at (800) 437-9912. A redemption request will not be deemed to be properly received until Chase Global Funds Services Company receives all required documents in proper form.


--------------------------------------------------------------------------------
OTHER REDEMPTION INFORMATION


Checks for redemption proceeds will normally be mailed within five business days, but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been collected, which may take up to 15 days or more. Unless other instructions are given in proper form, a check for the proceeds of a redemption will be sent to the shareholder's address of record. The Custodian may benefit from the use of redemption proceeds until the check issued to a redeeming shareholder for such proceeds has cleared.


The Fund may suspend the right of redemption during any period when (i) trading on the New York Stock Exchange is restricted or that Exchange is closed, other than customary weekend and holiday closings, (ii) the Securities and Exchange Commission (the 'SEC') has by order permitted such suspension or (iii) an emergency, as defined by rules of the SEC, exists making disposal of portfolio securities or determination of the value of the net assets of the Fund not reasonably practicable.


A redemption is a taxable event which may result in a gain or loss for federal income tax purposes.



The Fund reserves the right to redeem upon 30 days written notice the shares in an account that has a value of $2,000 or less as the result of voluntary redemption. However, any shareholder affected by the exercise of this right will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.


--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the Fund's investment income will be declared and distributed quarterly. The Fund intends to distribute net realized capital gains, if any, at least annually although the Board of Directors may in the future determine to retain realized capital gains and not distribute them to shareholders. For information concerning the tax treatment of the Fund's distribution policies for the Fund and its shareholders, see 'Taxation.'

Distributions will automatically be paid in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash.

--------------------------------------------------------------------------------
TAXATION


Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.


--------------------------------------------------------------------------------
FEDERAL INCOME TAXES


The Fund intends to continue to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify, the Fund must meet certain income, distribution and diversification requirements. In any year in which the Fund qualifies as a regulated investment company and distributes substantially all of its taxable income, the Fund generally will not pay any U.S. federal income or excise tax.



Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a U.S. shareholder as ordinary income. Because a portion of the Fund's income may consist of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends may be taxable to individuals and certain other shareholders at the maximum federal 20% or 28% capital gains rate (depending upon the holding period for the assets giving rise to the capital gains), regardless of how long the shareholder has held Fund shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.


A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Each year the Fund will notify shareholders of the tax status of dividends and distributions.


Upon the sale or other disposition of shares of the Fund, including an exchange of shares in the Fund for shares of another Cohen & Steers fund, a shareholder may realize a capital gain or loss for federal income tax purposes. Capital gains may be taxable to individuals and certain other shareholders at the maximum federal 20% or 28% capital gains rate (depending upon the shareholder's period for the shares).


The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Further information relating to tax consequences is contained in the Statement of Additional Information.

--------------------------------------------------------------------------------
ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK


The Fund was incorporated on April 26, 1991 as a Maryland corporation and is authorized to issue 200,000,000 shares of common stock, $0.001 par value (the 'Common Stock'). The Fund's Board of Directors may, without shareholder approval, increase or decrease the number of authorized but unissued shares of the Fund's Common Stock. Each of the Fund's shares has equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares of the Fund when duly issued will be fully paid and nonassessible. The rights of the holders of shares of Common Stock may not be modified except by the vote of a majority of the shares outstanding. The Fund is empowered to establish, without shareholder approval, additional portfolios which may have different investment objectives.


The Fund is not required to hold regular annual shareholders' meetings. A shareholders' meeting shall, however, be called by the secretary upon the written request of the holders of not less than 10% of the outstanding shares of the Fund. The Fund will assist shareholders wishing to communicate with one another for the purpose of requesting such a meeting.

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT


Chase, which has its principal business address at One Chase Manhattan Plaza, New York, New York 10081-1000, has been retained to act as Custodian of the Fund's investments and to serve as the Fund's transfer and dividend disbursing agent. Chase has retained its wholly-owned subsidiary, Chase Global Funds Services Company, to provide transfer and dividend disbursing agency services to the Fund. Neither Chase nor Chase Global Funds Services Company has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.


--------------------------------------------------------------------------------
REPORTS TO SHAREHOLDERS

The fiscal year of the Fund ends on December 31 of each year. The Fund sends to its shareholders, at least semi-annually, reports showing the investments and other information (including unaudited financial statements). An annual report, containing financial statements audited by the Fund's independent accountants, is sent to shareholders each year.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

From time to time, the Fund may advertise its 'average annual total return' over various periods of time. This total return figure shows the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of the Fund's shares and assumes that any income dividends and/or capital gains distributions made by the Fund during the period are reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering 'average' total return figures for periods longer than one year, investors should note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Fund also may use 'aggregate' total return figures for various periods, representing the cumulative change in value of an investment in the Fund for the specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

It is important to note that total return figures are based on historical earnings and are not intended to indicate future performance. The Statement of Additional Information further describes the methods used to determine the Fund's performance.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

Any shareholder inquiries may be directed to the Fund at the address or telephone number listed on the back cover of this Prospectus. This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C. (http://www.sec.gov).

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

---------------------------------------------------------------------------------------------------------------
 COHEN & STEERS REALTY SHARES, INC.
                                                SUBSCRIPTION AGREEMENT

---------------------------------------------------------------------------------------------------------------
 1  ACCOUNT TYPE (Please print; indicate only one registration type)
[ ]        INDIVIDUAL OR JOINT ACCOUNT
                                                                                -           -
           -----------------------------------------------               ------   ---------   ---------
           Name                                                          Social Security Number

           -----------------------------------------------
           Name of Joint Registrant, if any.
           (For joint registrations, the account registrants will be joint tenants with the right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.)

[ ]        TRUST [ ] CORPORATION [ ] PARTNERSHIP [ ] OTHER ENTITY
                                                                                    -
           ------------------------------------------------------          --------   --------------
           Name of Entity                                                  Tax Identification Number

           ------------------------------------------------------          --------------------------------------
           Name of Trust Agreement (if applicable)                         Date of Trust Agreement (if applicable)
[ ]        UNIFORM GIFT TO MINORS, OR    [ ]  UNIFORM TRANSFER TO MINORS (where allowed by Law)

           ------------------------------------------------------          Under the _______ (state of residence
           Name of Adult Custodian (only one permitted)                    of minor) Uniform Gifts/Transfer to Minor's
                                                                           Act
                                                                                  -           -
           ------------------------------------------------------          ------   ---------   ---------
           Name of Minor (only one permitted)                              Minor's Social Security Number

---------------------------------------------------------------------------------------------------------------
 2  MAILING ADDRESS
                                                                           (       )
           ------------------------------------------------------          ------------------------------
           Street or P.O. Box                                              Home Telephone Number

                                                                           (       )
           ------------------------------------------------------          ------------------------------
           City and State                            Zip Code              Business Telephone Number

---------------------------------------------------------------------------------------------------------------
 3  INVESTMENT INFORMATION

           $ Amount to invest ($10,000 minimum investment). Do not send cash. Investment will be paid for by
           (please check one):
             [ ] Check or draft made payable to 'Cohen & Steers Realty Shares, Inc.'

             [ ] Wire through the Federal Reserve System.* ______________________________________________
                                                                   Wire Reference Control Number


           * Call (800) 437-9912 to notify the Fund of investments by wire and to obtain a Wire Reference Control
           Number. See the PURCHASE OF SHARES section of the Prospectus for wire instructions.

---------------------------------------------------------------------------------------------------------------
 4  EXCHANGE PRIVILEGES
           Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds should consult the EXCHANGE PRIVILEGE section of the Prospectus.
           (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

             [ ] I decline the exchange privilege.


                                    PLEASE CONTINUE APPLICATION ON REVERSE SIDE.

---------------------------------------------------------------------------------------------------------------
 5  REDEMPTION PRIVILEGES
           Shareholders may select the following redemption privileges by checking the box(es) below. See REDEMPTION OF
           SHARES section of the Prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.
             [ ]  I authorize the Transfer Agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current Prospectus.
             [ ]  I wish to have redemption proceeds paid by wire (please complete Section 7).

---------------------------------------------------------------------------------------------------------------
 6  DISTRIBUTION OPTIONS
           Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.
           Dividends       [ ] Reinvest.      [ ] Pay in cash.
           Capital Gains   [ ] Reinvest.      [ ] Pay in cash.
           [ ] I wish to have my distributions paid by wire (please complete Section 7).

---------------------------------------------------------------------------------------------------------------
 7  BANK OF RECORD (FOR WIRE INSTRUCTIONS)
           PLEASE ATTACH A VOIDED CHECK FROM YOUR BANK ACCOUNT.

           ------------------------------------------------------          ------------------------------------
           Bank Name                                                       Bank ABA Number

           ------------------------------------------------------          ------------------------------------
           Street or P.O. Box                                              Bank Account Number

           ------------------------------------------------------          ------------------------------------
           City and State                                 Zip Code         Account Name

---------------------------------------------------------------------------------------------------------------
 8  SIGNATURE AND TAXPAYER CERTIFICATION
           By signing this form, the Investor represents and warrants that: (a) the Investor has the full right, power and authority to invest in the Fund; and (b) the Investor has received a current prospectus of the Fund and agrees to be bound by its terms. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the
           Investor (alternatively, the secretary or designated officer of the organization may certify the authority of the persons signing on the space provided below). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.
           PLEASE CHECK ONE:

           [ ] U.S. CITIZEN/TAXPAYER

           UNDER THE PENALTIES OF PERJURY, THE UNDERSIGNED CERTIFIES THAT: (1) THE TAXPAYER IDENTIFICATION NUMBER
           PROVIDED IS CORRECT, AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (a) I/WE ARE EXEMPT FROM
           BACKUP WITHHOLDING, OR (b) I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE ('IRS') THAT I/WE ARE
           SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (c) THE IRS
           HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. NOTE: IF YOU HAVE BEEN NOTIFIED BY THE
           IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDER-REPORTING INTEREST OF DIVIDENDS ON
           YOUR TAX RETURN, YOU MUST CROSS OUT ITEM 2 ABOVE.

           [ ] NON U.S. CITIZEN/TAXPAYER (FORM W-8 ATTACHED)

           INDICATE COUNTRY OF RESIDENCE FOR TAX PURPOSES _______________________

           UNDER PENALTY OF PERJURY, I/WE CERTIFY THAT I/WE ARE NOT U.S. CITIZENS AND I/WE ARE EXEMPT FOREIGN PERSONS
           AS DEFINED BY THE IRS. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN
           THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

           I certify that (1) the information provided on this Subscription Agreement is true, correct and complete,
           (2) I have read the prospectus for the Fund and agree to the terms thereof, and (3) I am of legal age or an emancipated minor.

           x                                                      x
           --------------------------------------      -------    --------------------------------------      ---------
           Signature (Owner, Trustee, Etc.)             Date      Signature (Joint Owner, Co-Trustee)          Date

 MAIL TO: CHASE GLOBAL FUNDS SERVICES COMPANY, P.O. BOX 2798, BOSTON, MA 02208

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

____________________________________         ___________________________________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                        ---------------------------------
                               TABLE OF CONTENTS


                                                                                                                PAGE
                                                                                                                ----

Fee Table.....................................................................................................    2
Financial Highlights..........................................................................................    3
Investment Objective and Policies.............................................................................    4
Investment Techniques.........................................................................................    6
Investment Restrictions.......................................................................................    8
Management of the Fund........................................................................................    9
Determination of Net Asset Value..............................................................................   12
Purchase of Shares............................................................................................   12
Exchange Privilege............................................................................................   14
Redemption of Shares..........................................................................................   15
Dividends and Distributions...................................................................................   16
Taxation......................................................................................................   16
Organization and Description of Capital Stock.................................................................   18
Custodian and Transfer and Dividend Disbursing Agent..........................................................   18
Reports to Shareholders.......................................................................................   18
Performance Information.......................................................................................   18
Additional Information........................................................................................   19


                                     [Logo]

                             ----------------------
                                   PROSPECTUS
                             ----------------------


                               INVESTMENT ADVISER
                    COHEN & STEERS CAPITAL MANAGEMENT, INC.
                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017
                           TELEPHONE: (212) 832-3232
                                 TRANSFER AGENT
                      CHASE GLOBAL FUNDS SERVICES COMPANY
                                 P.O. BOX 2798
                          BOSTON, MASSACHUSETTS 02208
                           TELEPHONE: (800) 437-9912
                                  MAY 1, 1998


____________________________________         ___________________________________

                                     [Logo]

                                757 THIRD AVENUE
                            NEW YORK, NEW YORK 10017
                                 (212) 832-3232
--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 1998


 Cohen & Steers Realty Shares, Inc. (the 'Fund') is a non-diversified, open-end management investment company that seeks total return through investment in real estate securities. The Fund pursues its investment objective of total return by seeking, with approximately equal emphasis, capital appreciation and current income. Cohen & Steers Capital Management, Inc. serves as investment adviser
                (the 'Adviser' or 'Cohen & Steers') to the Fund.


 THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED
  FOR DISTRIBUTION ONLY WHEN PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED MAY 1, 1998 (THE 'PROSPECTUS'). THIS STATEMENT OF ADDITIONAL INFORMATION
  CONTAINS ADDITIONAL AND MORE DETAILED INFORMATION THAN THAT SET FORTH IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, ADDITIONAL
COPIES OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY WRITING OR CALLING THE FUND AT
                 THE ADDRESS AND TELEPHONE NUMBER GIVEN ABOVE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS


                                                                                                 PAGE
                                                                                                 ----

Investment Objective and Policies..............................................................    3

Investment Techniques..........................................................................    4

Investment Restrictions........................................................................    8

Management of the Fund.........................................................................    9

Determination of Net Asset Value...............................................................   13

Redemption of Shares...........................................................................   13

Portfolio Transactions and Brokerage...........................................................   13

Taxation.......................................................................................   14

Organization and Description of Capital Stock..................................................   19

Distributor....................................................................................   19

Custodian and Transfer and Dividend Disbursing Agent...........................................   19

Performance Information........................................................................   20

Counsel and Independent Accountants............................................................   21

Financial Statements...........................................................................   21

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES

The following discussion of the Fund's investment objective and policies supplements, and should be read in conjunction with, the information regarding the Fund's investment objective and policies set forth in the Prospectus. Except as otherwise provided below, the Fund's investment policies are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders; however, the Fund will not change its investment policies without written notice to shareholders.

--------------------------------------------------------------------------------
ILLIQUID SECURITIES

The Fund will not invest in illiquid securities if immediately after such investment more than 15% of the Fund's net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the 'Securities Act') and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

The Securities and Exchange Commission (the 'SEC') has recently adopted Rule 144A which allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a 'safe harbor' from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.

The Adviser will monitor the liquidity of restricted securities in the Fund's portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS

The Fund may also enter into repurchase agreements. A repurchase agreement is an instrument under which an investor, such as the Fund, purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by the Fund, in effect, as collateral for the repurchase obligation. Repurchase agreements may be entered into with member banks of the Federal Reserve System or 'primary dealers' (as designated by the Federal Reserve Bank of New York) in United States Government securities. Repurchase agreements usually have a short duration, often less than one week. In entering into the repurchase agreement for the Fund, the investment adviser will evaluate and monitor the creditworthiness of the vendor. In the event that a vendor should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceed from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

--------------------------------------------------------------------------------
INVESTMENT TECHNIQUES

The following sections provide expanded discussion of several of the types of investments and investment techniques which may be used by the Fund.

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments in REITs will consist of equity REITs.

--------------------------------------------------------------------------------
FUTURES CONTRACTS

The Fund may purchase and sell financial futures contracts. A futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract.

Other financial futures contracts by their terms call for cash settlements.

The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash or liquid portfolio securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian similar liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may 'cover' its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

The Fund will be authorized to use financial futures contracts and related options for 'bona fide hedging' purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission ('CFTC'). The Fund will also be authorized to enter into such contracts and related options for nonhedging purposes, for example to enhance total return or provide market exposure pending the investment of cash balances, but only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures options positions, less the amount by which any such positions are 'in-the-money,' would not exceed 5% of the Fund's total assets. The Fund may lose the expected benefit of the transactions if interest rates, currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in interest rates, currency exchange rates or securities prices may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

--------------------------------------------------------------------------------
OPTIONS ON SECURITIES AND STOCK-INDICES

The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on United States exchanges.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is 'covered.' A call option on a security written by the Fund is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A put option on a security written by the Fund is 'covered' if the Fund maintains similar liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The Fund will cover call options on stock indices by owning securities whose price changes, in the opinion of the investment adviser are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

The Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of the Fund's security holdings being hedged.

The Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

--------------------------------------------------------------------------------
FOREIGN CURRENCY CONTRACTS AND CURRENCY HEDGING TRANSACTIONS

In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund may enter into forward foreign currency exchange contracts ('forward contracts') to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to 'lock in' the U.S. dollar price of the security. In addition, for example, when the Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as 'cross-hedging.' Because in connection with the Fund's foreign currency forward transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash or other liquid assets available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. In addition, the Fund will not enter into such forward contracts if, as a result, the Fund will have more than 15% of the value of its total assets committed to such contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ('foreign currency futures'). This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date. The successful use of currency futures will usually depend on the investment adviser's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS

The Fund is subject to certain investment restrictions, in addition to those listed in the Prospectus, which are deemed fundamental policies of the Fund. Such fundamental policies are those which cannot be changed without the approval of the holders of a majority of the Fund's outstanding shares which means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

2. Participate on a joint or joint and several basis in any securities trading account;

3. Invest in companies for the purpose of exercising control;


4. Make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short ('short sales against the box'), and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time;


5. Purchase a security if, as a result (unless the security is acquired pursuant to a plan of reorganization or an offer of exchange), the Fund would own any securities of an open-end investment company or more than 3% of the value of the Fund's total assets would be invested in securities of any closed-end investment company or more than 10% of such value in closed-end investment companies in general; or

6. (a) invest in interests in oil, gas, or other mineral exploration or development programs; (b) purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions and except for borrowings in an amount not exceeding 10% of the value of the Fund's total assets; or (c) act as an underwriter of securities, except that the Fund may acquire restricted securities under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND


The directors and officers of the Fund and their principal occupations during the past five years are set forth below. Each such director and officer is also a director or officer of Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., both of which are closed-end investment companies sponsored by the Adviser, and Cohen & Steers Equity Income Fund, Inc. and Cohen & Steers Special Equity Fund, Inc., both of which are open-end investment companies also sponsored by the investment adviser.



        NAME AND ADDRESS                  OFFICE                  PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
---------------------------------   -------------------  -------------------------------------------------------------------
*Robert H. Steers ...............   Director, Chairman   Chairman  of Cohen  & Steers  Capital Management,  Inc., the Fund's
  757 Third Avenue                  and Secretary          investment adviser.  Chairman  and President of Cohen &  Steers
  New York, New York                                       Securities, Inc.
  Age: 45

*Martin Cohen ...................   Director, President  President  of Cohen &  Steers Capital Management,  Inc., the Fund's
  757 Third Avenue                  and Treasurer          investment adviser. Vice  President of Cohen & Steers Securities,
  New York, New York                                       Inc.
  Age: 49

Gregory C. Clark ................   Director             Principal of Wellspring Management Group.
  376 Mountain Laurel Drive
  Aspen, Colorado
  Age: 51

George Grossman .................   Director             Attorney at law.
  17 Elm Place
  Rye, New York
  Age: 44

Jeffrey H. Lynford ..............   Director             Chairman  of  Wellsford  Group  Inc. since  1986  and  of Wellsford
  610 Fifth Avenue                                         Residential Property Trust from 1992 to May 1997. Mr. Lynford is
  New York, New York                                       also  a  Trustee of  Equity Residential Properties Trust and an
  Age: 50                                                  Emeritus Trustee of the National Trust for Historic Preservation.

Willard H. Smith Jr. ............   Director             Board member  Essex  Property Trust,  Inc.,  Highwoods  Properties,
  7 Slayton Drive                                          Inc., Realty Income  Corporation   and  Willis   Lease  Finance
  Short Hills, New Jersey                                  Corporation. Managing  director at  Merrill Lynch  & Co.,  Equity
  Age: 61                                                  Capital Markets Division from 1983 to 1995.

Elizabeth O. Reagan .............   Vice President       Senior  Vice President of Cohen  & Steers Capital Management, Inc.,
  757 Third Avenue                                         the Fund's investment adviser, since 1996 and prior to that Vice
  New York, New York                                       President of Cohen & Steers Capital Management, Inc.
  Age: 35

Adam Derechin ...................   Vice President and   Vice  President  of Cohen  & Steers  Capital Management,  Inc., the
  757 Third Avenue                  Assistant Treasurer    Fund's investment adviser, since 1995.
  New York, New York
  Age: 33


------------

* Directors who are 'interested persons' of the Fund, as defined in the Investment Company Act of 1940.

The Directors of the Fund who are employees of the Adviser or officers or employees of any of its affiliates receive no remuneration from the Fund. Each of the other Directors is paid an annual retainer of $5,500, and a fee of $500 for each meeting attended and is reimbursed for the expenses of attendance at such meetings.

--------------------------------------------------------------------------------
COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS


The following table sets forth information regarding compensation of Directors by the Fund and by the fund complex of which the Fund is a part for the fiscal year ended December 31, 1997. Officers of the Fund and Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other fund in the fund complex which is a U.S. registered investment company. In the Column headed 'Total Compensation to Directors by Fund Complex,' the compensation paid to each Director represents the five funds that each Director serves in the fund complex. The Directors do not receive any pensions or retirement benefits from the fund complex.



                                                   COMPENSATION TABLE
                                           FISCAL YEAR ENDED DECEMBER 31, 1997
                                                                                                               TOTAL
                                                                                           AGGREGATE       COMPENSATION
                                                                                          COMPENSATION        PAID TO
                                                                                              FROM         DIRECTORS BY
                               NAME OF PERSON, POSITION                                    REGISTRANT      FUND COMPLEX
---------------------------------------------------------------------------------------   ------------    ---------------
Gregory C. Clark*, Director............................................................      $7,500           $31,458
Martin Cohen**, Director and President.................................................           0                 0
George Grossman*, Director.............................................................       7,500            31,458
Jeffrey H. Lynford*, Director..........................................................       7,500            31,458
Willard H. Smith Jr.*, Director........................................................       7,500            31,458
Robert H. Steers**, Director and Chairman..............................................           0                 0


------------

 * Member of the Audit Committee.

** 'Interested person,' as defined in the Investment Company Act of 1940, of the Fund because of the affiliation with Cohen & Steers Capital Management, Inc., the Fund's investment adviser.



--------------------------------------------------------------------------------
ADVISER AND INVESTMENT ADVISORY AGREEMENT


Cohen & Steers, a registered investment adviser, was formed in 1986 and specializes in the management of real estate securities portfolios. Its current clients include pension plans of leading corporations, endowment funds and mutual funds, including Cohen & Steers Realty Income Fund, Inc. and Cohen & Steers Total Return Realty Fund, Inc., both of which are closed-end investment companies and Cohen & Steers Equity Income Fund, Inc. and Cohen & Steers Special Equity Fund, Inc., both of which are open-end investment companies. Mr. Cohen and Mr. Steers may be deemed 'controlling persons' of the Adviser on the basis of their ownership of the Adviser's stock.


Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being sold there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund. When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day through the same broker-dealer, such transactions may be averaged as to price.

Pursuant to an investment advisory agreement (the 'Advisory Agreement'), the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, executes the purchase and sale orders for the portfolio transactions of the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.


Under the Advisory Agreement, the Fund will pay the Adviser a monthly management fee in an amount equal to 1/12th of 0.85% of the average daily value of the net assets of the Fund up to $2.5 billion, plus 1/12th of 0.75% of such assets in excess of $2.5 billion. (Prior to April 1, 1997, the monthly management fee was 1/12th of .85% of the average daily value of all net assets of the Fund.) During the years ended December 31, 1997, 1996 and 1995, the Adviser received a management fee from the Fund in the amount of $23,991,224, $9,704,419 and $4,956,723, respectively.


The Adviser also provides the Fund with such personnel as the Fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian, which the Adviser is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of the Fund, may be employees of the Adviser or its affiliates. The cost to the Fund of these services must be agreed to by the Fund and is intended to be no higher than the actual cost to the Adviser or its affiliates of providing the services. The Fund does not pay for services performed by officers of the Adviser or its affiliates. The Fund may from time to time hire its own employees or contract to have services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund.

The Advisory Agreement was approved on June 5, 1991 by the Fund's Directors, including a majority of the Directors who are not interested persons as defined in the Investment Company Act of 1940, as amended (the '1940 Act') of the Fund or the Adviser and by the sole initial shareholder of the Fund on June 14, 1991. The Advisory Agreement was approved by the shareholders of the Fund at their first annual meeting held on April 28, 1992.


The Advisory Agreement continues in effect from year to year, provided that its continuance is specifically approved annually by the Directors or by a vote of the shareholders, and in either case by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement was most recently so approved by the Directors at their meeting held on December 10, 1997.



The Advisory Agreement is terminable without penalty by the Fund on 60 days written notice when authorized either by majority vote of its outstanding voting securities or by a vote of a majority of its Directors, or by the Adviser on sixty days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.


--------------------------------------------------------------------------------

ADMINISTRATOR AND SUB-ADMINISTRATOR

The Adviser has also entered into an administration agreement with the Fund (the 'Administration Agreement') under which the Adviser performs certain administrative functions for the Fund, including (i) providing office space, telephone, office equipment and supplies for the Fund; (ii) paying compensation of the Fund's officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of the

Fund; (iv) supervising preparation of the periodic updating of the Fund's registration statement, including prospectus and statement of additional information, for the purpose of filings with the Securities and Exchange Commission and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of quarterly reports to the Fund's shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of the Fund's investment portfolio and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the Custodian, Transfer Agent and printers; (viii) providing trading desk facilities for the Fund; (ix) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and Transfer Agent) and preparing and filing of tax reports other than the Fund's income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Adviser receives a monthly fee from the Fund at the annual rate of 0.02% of the Fund's average daily net assets.



In accordance with the terms of the Administration Agreement and with the approval of the Fund's Board of Directors, the Adviser has caused the Fund to retain Chase Manhattan Bank ('Chase') as sub-administrator under a fund accounting and administration agreement (the 'Sub-Administration Agreement'). Under the Sub-Administration Agreement, Chase has assumed responsibility for performing certain of the foregoing administrative functions, including determining the Fund's net asset value and preparing such figures for publication, maintaining certain of the Fund's books and records that are not maintained by the Adviser, custodian or transfer agent, preparing financial information for the Fund's income tax returns, proxy statements, quarterly and annual shareholders reports, and Commission filings, and responding to shareholder inquiries. The Adviser remains responsible for monitoring and overseeing the performance by Chase and Chase Global Funds Services Company of their obligations to the Fund under their respective agreements with the Fund, subject to the overall authority of the Fund's Board of Directors.



Under the terms of the Administration Agreement, the Fund pays Chase a monthly administration fee at the annual rate of 0.08% on the first $500 million of the Fund's average daily net assets and at lower rates on the Fund's average daily net asssets in excess of that amount. Chase Global Funds Services Company, P.O. Box 2798, Boston, Massachusetts 02208, a wholly-owned subsidiary of Chase, has been retained by Chase to provide to the Fund the administrative services described above. Chase also serves as the Fund's custodian and transfer agent. See 'Custodian and Transfer and Dividend Disbursing Agent,' below. Chase Global Funds Services Company has been similarly retained by Chase to provide transfer agency services to the Fund and is hereafter sometimes referred to as the 'Transfer Agent.'



For the years ended December 31, 1997, 1996 and 1995, the Adviser received Administration fees from the Fund in the amounts of $572,847, $228,410 and $61,772, respectively, and Chase received sub-administration fees from the Fund in the amounts of $1,215,695, $772,468 and $688,290.



The Administration Agreement is terminable by either party on 60 days' written notice to the other. The Administration Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator, or of reckless disregard of its obligations thereunder, Chase shall not be liable for any action or failure to act in accordance with its duties thereunder.

--------------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE


Net asset value per share is determined by the Fund on each day the New York Stock Exchange is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of the Fund to affect materially the Fund's net asset value.


For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean of the bid and asked prices of such currencies against the United States dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

--------------------------------------------------------------------------------
REDEMPTION OF SHARES

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of the Board of Directors of the Fund and taken at their value used in determining the Fund's net asset value per share as described in the Prospectus under 'Determination of Net Asset Value'), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Fund will not distribute in kind portfolio securities that are not readily marketable. The Fund has filed a formal election with the Securities and Exchange Commission pursuant to which the Fund will only effect a redemption in portfolio securities where the particular stockholder of record is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period. In the opinion of the Adviser, however, the amount of a redemption request would have to be significantly greater than $250,000 or 1% of total net assets before a redemption wholly or partly in portfolio securities was made.

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Adviser. Transactions on United States stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Adviser's ongoing responsibilities with respect to the Fund. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interests of the Fund and its shareholders. The Adviser may also take into account payments made by brokers effecting transactions for the Fund to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay (such as custodial and professional fees). In addition, consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser may consider sales of shares of the Fund as a factor in the selection of brokers and dealers to enter into portfolio transactions with the Fund.



For the years ended December 31, 1997, 1996 and 1995, the Fund paid a total of $5,415,596, $2,724,912 and $1,423,060 in brokerage commissions with respect to portfolio transactions aggregating $3,172,339,236, $1,522,810,641 and $553,557,388, respectively. Of such amount, $1,244,671, $733,405 and $572,896 in brokerage commissions with respect to portfolio transactions aggregating $630,412,065, $274,587,726 and $104,969,223, respectively, was placed with brokers or dealers who provide research and investment information. The Fund's annualized portfolio turnover rate for the fiscal year ended December 31, 1997 was 40.4%.


--------------------------------------------------------------------------------
TAXATION


Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1996, as amended (the 'Code'), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.


--------------------------------------------------------------------------------
TAXATION OF THE FUND

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the 'Code').

To qualify as a regulated investment company, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.


As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

--------------------------------------------------------------------------------
DISTRIBUTIONS


Dividends paid out of the Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because a portion of the Fund's income may consist of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends may be taxable to individuals and certain other shareholders at the maximum federal 20% or 28% capital gains rate (depending upon the holding period for the assets giving rise to the capital gains), regardless of how long the shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date.


Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

--------------------------------------------------------------------------------
CURRENCY FLUCTUATIONS -- 'SECTION 988' GAINS OR LOSSES

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as 'Section 988' gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary lncome.

--------------------------------------------------------------------------------

SALE OR EXCHANGE OF SHARES



Upon the sale or other disposition of shares of the Fund, including an exchange of shares in the Fund for shares of another Cohen & Steers fund, a shareholder may realize a capital gain or loss for federal income tax purposes. Capital gains may be taxable to individuals and certain other shareholders at the maximum federal 20% or 28% capital gains rate (depending upon the shareholder's holding period for the shares). A shareholder who exchanges shares in the Fund for shares of another Cohen & Steers fund will have a tax basis in the newly-acquired fund shares equal to the amount invested and will begin a new holding period for federal income tax purposes.



If a shareholder exchanges shares in the Fund for shares in another Cohen & Steers fund pursuant to a reinvestment right, the sales charge incurred in the purchase of the Fund shares exchanged may not be added to tax basis in determining gain or loss for federal income tax purposes. Instead, the sales charge for the exchanged Fund shares shall be added to basis for purposes of determining gain or loss on the disposition of the newly-acquired fund shares, if such newly-acquired fund shares are not disposed of in a similar exchange transaction. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.


--------------------------------------------------------------------------------
INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in real estate investment trusts ('REITs') that hold residual interests in real estate mortgage investment conduits ('REMICs'). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an 'excess inclusion') will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a 'disqualified organization' (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Adviser does not intend on behalf of the Fund to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

--------------------------------------------------------------------------------
PASSIVE FOREIGN INVESTMENT COMPANIES


The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ('PFICs'). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called 'excess distribution' with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.



The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in come circumstances, the Fund would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.


--------------------------------------------------------------------------------
FOREIGN WITHHOLDING TAXES

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

--------------------------------------------------------------------------------
BACKUP WITHHOLDING

The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

--------------------------------------------------------------------------------
FOREIGN SHAREHOLDERS


U.S. taxation of income from the Fund to a shareholder who is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ('foreign shareholder') depends on whether the income of the Fund is 'effectively connected' with a U.S. trade or business carried on by the shareholder.


Income Not Effectively Connected. If the income from the Fund is not 'effectively connected' with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see 'Taxation -- Investments in Real Estate Investment Trusts,' above)), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax at a rate of 31% of distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See 'Taxation -- Backup Withholding,' above. If a foreign shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless (i) the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or is otherwise considered to be a resident alien of the United States, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of the Fund and the five year period ending on the date of the disposition of those shares, the Fund was a 'U.S. real property holding corporation' and the foreign shareholder held more than 5% of the shares of the Fund, in which event the gain would be taxed in the same manner as for a U.S. shareholder as discussed above and a 10% U.S. withholding tax would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder's U.S. income tax liability on such disposition. A corporation is a 'U.S. real property holding corporation' if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of the Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a

REIT controlled by U.S. persons and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.

Income Effectively Connected. If the income from the Fund is 'effectively connected' with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.




--------------------------------------------------------------------------------
ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK


The Fund was incorporated on April 26, 1991 as a Maryland corporation and is authorized to issue 200,000,000 shares of Common Stock, $0.001 par value. The Fund's shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. All shares of the Fund, when duly issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the shares outstanding can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in the Fund's Articles of Incorporation and By-Laws.


The Board of Directors is authorized to reclassify and issue any unissued shares of the Fund without shareholder approval. Accordingly, in the future, the Directors may create additional series of shares with different investment objectives, policies or restrictions. Any issuance of shares of another class would he governed by the 1940 Act and Maryland law.


At April 20, 1998, there were 64,652,843 shares of the Fund's common stock outstanding. At such date the Directors and officers as a group beneficially owned, directly or indirectly, including the power to vote or to dispose of, less than 1% of the outstanding shares of the Fund. Also as of that date, the Fund knew of no person who owned 5% or more of the Fund's shares.


--------------------------------------------------------------------------------
DISTRIBUTOR

Cohen & Steers Securities, Inc., an affiliate of the Adviser, serves without charge as the Distributor of shares of the Fund. Cohen & Steers Securities, Inc. is not obligated to sell any specific amount of shares and will sell shares, as agent for the Fund, on a continuous basis only against orders to purchase shares.

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT


Chase, which has its principal business at One Chase Manhattan Plaza, New York, New York 10081-1000 has been retained to act as custodian of the Fund's investments and as the Fund's transfer and dividend disbursing agent. Chase has retained its wholly-owned subsidiary, Chase

Global Funds Services Company, to provide transfer and dividend disbursing agency services to the Fund. Neither Chase nor Chase Global Funds Services Company has any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.


--------------------------------------------------------------------------------
PERFORMANCE INFORMATION


From time to time, the Fund may quote the Fund's total return in advertisements or in reports and other communications to shareholders. The Fund's performance will vary depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN

The Fund's 'average annual total return' figures described in the Prospectus are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                                P(1 + T)'pp'n = ERV

Where:  P         =      a hypothetical initial payment of $1,000
        T         =      average annual total return
        n         =      number of years
        ERV       =      Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5-, or
                         10-year period at the end of a 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


The Fund's average annual total return for the year ended December 31, 1997, for the five years ended December 31, 1997 and for the period from July 2, 1991 (commencement of operations) to December 31, 1997 were 21.2%, 19.1% and 19.1%, respectively.


--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURNS

The Fund's aggregate total return figures described in the Prospectus represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula.

                        AGGREGATE TOTAL RETURN = ERV - P
                                                 -------
                                                    P

Where:   P        =      a hypothetical initial payment of $1,000.
         ERV      =      Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of the 1-, 5- or
                         10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
YIELD
Quotations of yield for the Fund will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued
                                       20
during the period ('net investment income') and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

             a - b
        2[( -------  + 1)'pp'6 - 1]
              cd


Where:  a     =     dividends and interest earned during the period,
        b     =     expenses accrued for the period (net of reimbursements),
        c     =     the average daily number of shares outstanding during the period that were entitled to receive dividends, and
        d     =     the maximum offering price per share on the last day of the period.

In reports or other communications to shareholders of the Fund or in advertising materials, the Fund may compare its performance with that of (i) other mutual funds listed in the rankings prepared by Lipper Analytical Services, Inc., publications such as Barrons, Business Week, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance, Money, Morningstar Mutual Fund Values, The New York Times, The Wall Street Journal and USA Today or other industry or financial publications or (ii) the Standard and Poor's Index of 500 Stocks, the Dow Jones Industrial Average and other relevant indices and industry publications. The Fund may also compare the historical volatility of its portfolio to the volatility of such indices during the same time periods. (Volatility is a generally accepted barometer of the market risk associated with a portfolio of securities and is generally measured in comparison to the stock market as a whole -- the beta -- or in absolute terms -- the standard deviation.)

--------------------------------------------------------------------------------
COUNSEL AND INDEPENDENT ACCOUNTANTS


Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Dechert Price & Rhoads, 30 Rockefeller Center, New York, New York 10112.


Coopers & Lybrand L.L.P., 1301 Avenue of the Americas, New York, New York 10019, have been appointed as independent accountants for the Fund.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS


The Fund's audited financial statements for the year ended December 31, 1997, including notes thereto, are incorporated by reference in this Statement of Additional Information from the Fund's Annual Report dated as of December 31, 1997.

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

          Part A -- Condensed Financial Information


          Part B -- Financial Statements for the year ended December 31, 1997, including notes thereto are incorporated by reference in the Statement of Additional Information from the Fund's Annual Report dated as of December 31, 1997.


     (b) Exhibits


           1. Articles of Incorporation*, with Articles Supplementary filed with the Secretary of State of the State of Maryland on December 26, 1996.****


           2. By-Laws**

           3. Not Applicable

           4. Specimen certificate for common stock, par value $.001 per share**


           5. (A) Amendment to Form of Investment Advisory Agreement****



              (B) Form of Administration Agreement***


           6. Not Applicable

           7. Not Applicable

           8. Form of Custodian Agreement**

           9. (A) Form of Transfer Agency Agreement**


              (B) Shareholder Service Plan****



              (C) Form of Shareholder Service Agreement****


          10. (A) Opinion and Consent of Dechert Price & Rhoads**

              (B) Opinion and Consent of Venable, Baetjer and Howard**

          11. Consent of Independent Accountants

          12. Not Applicable

          13. Investment Representation Letter**

          14. Not Applicable

          15. Not Applicable


          16. Schedule for Computation of Performance Quotation


          17. Financial Data Schedule

------------

   * Filed with initial registration statement on April 29, 1991.

  ** Filed with Pre-Effective Amendment No. 1 on June 17, 1991.


 *** Filed with Post-Effective Amendment No. 6 on March 12, 1996.



**** Filed with Post-Effective Amendment No. 7 on March 31, 1997.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     The Registrant had 10,815 record holders of Common Stock, par value $.001 per share, as of March 31, 1998.


ITEM 27. INDEMNIFICATION

     Registrant incorporates herein by reference its response to this item contained in Pre-Effective Amendment No. 1 filed on June 17, 1991.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The descriptions of the Adviser under the caption 'Management of the Fund' in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein. Mr. Robert H. Steers, Director and Chairman of the Adviser, and Mr. Martin Cohen, Director and President of the Adviser, have had no other business connections of a substantial nature during the past two fiscal years.

     Cohen & Steers Capital Management, Inc. acts as investment adviser to, in addition to the Registrant, the following investment companies:


         Cohen & Steers Equity Income Fund, Inc.


         Cohen & Steers Realty Income Fund, Inc.

         Cohen & Steers Total Return Realty Fund, Inc.

         Cohen & Steers Special Equity Fund, Inc.

         Frank Russell Investment Management Company Real Estate Securities Fund


ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Cohen & Steers Securities, Inc. is the principal underwriter for the Registrant.

     (b) The following are directors and officers of Cohen & Steers Securities, Inc. The principal address of these persons is 757 Third Avenue, N.Y., N.Y. 10017.

                                         POSITION AND                   POSITIONS AND
             NAME                  OFFICES WITH DISTRIBUTOR        OFFICES WITH REGISTRANT
------------------------------  ------------------------------  ------------------------------

Robert H. Steers..............  President and Chairman of the   Chairman, Director
                                  Board
Martin Cohen..................  Senior Vice President           President, Director
Elizabeth Reagan..............  Vice President                  Vice President

     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Registrant incorporates herein by reference its response to this item contained in Pre-Effective Amendment No. 1 filed on June 17, 1991.

ITEM 31. MANAGEMENT SERVICES

     Registrant incorporates herein by reference its response to this item contained in Pre-Effective Amendment No. 1 filed on June 17, 1991.

ITEM 32. UNDERTAKINGS

     Registrant incorporates herein by reference its response to this item contained in Pre-Effective Amendment No. 1 filed on June 17, 1991.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 8 to its Registration Statement pursuant to Rule 485(b) uner the Securities Act of 1933 and has duly caused this Post-Effective Amendment
No. 8 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of April, 1998.


                                            COHEN & STEERS REALTY SHARES, INC.

                                          By           /s/ MARTIN COHEN
                                             ...................................
                                                        MARTIN COHEN
                                                         PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                SIGNATURE                                      TITLE                              DATE
------------------------------------------  --------------------------------------------   -------------------
1. Acting Principal Executive Officer:

             /s/ MARTIN COHEN               President                                        April 29, 1998
 .........................................
              (MARTIN COHEN)

2. Principal Financial and
     Accounting Officer:

             /s/ MARTIN COHEN               Treasurer                                        April 29, 1998
 .........................................
              (MARTIN COHEN)

3. Majority of Directors:
   Gregory C. Clark
   George Grossman
   Jeffrey H. Lynford
   Willard H. Smith, Jr.
   Robert H. Steers

        By        /s/ MARTIN COHEN                                                           April 29, 1998
 .........................................
              (MARTIN COHEN)
             ATTORNEY-IN-FACT

             /S/ MARTIN COHEN                                                                April 29, 1998
 .........................................
              (MARTIN COHEN)

                                 EXHIBIT INDEX



EXHIBIT
-------
11.      Consent of Independent Accountants
16.      Schedule for Computation of Performance Quotation
17.      Financial Data Schedule



                            STATEMENT OF DIFFERENCES
                            ------------------------

Characters normally expressed as superscript shall be preceded by ......... 'pp'